Subsequent Events (Details) £ in Millions, $ in Millions	Mar. 27, 2025 USD ($)	Dec. 31, 2024 GBP (£)
Major business combination | Contingent consideration
Disclosure of non-adjusting events after reporting period [line items]
Liabilities | £		£ 3
Class A ordinary shares | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Share repurchase program, authorized, amount (in shares) | $	$ 100